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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment number:
    This Amendment (Check only one):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

    Signature,                    Place,                    and Date of Signing:
Kenneth E. Leopold           New York, New York                   2/12/2013
    Signature                  City,  State                         Date

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   28-5810
Name:                   United Services Automobile Association

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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:    $3,429,788

List of Other Included Managers:

    Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                         1
Form 13F File Number:                                28-04975
Name:                          Affiliated Managers Group Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     9091   415863  SH       SOLE                414753              1110
CANON INC SPONSORED ADR        ADR              138006309      323     8230  SH       SOLE                  8230
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    45891   393644  SH       SOLE                391936              1708
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     6575   151264  SH       SOLE                138274             12990
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      15365   281618  SH       SOLE                278687              2931
HEINEKEN NV ADR                ADR              423012202     8590   258207  SH       SOLE                258207
HSBC HOLDINGS PLC SPONSOR ADR' ADR              404280406     8912   167921  SH       SOLE                166746              1175
NOVARTIS AG ADR                ADR              66987V109    19079   301399  SH       SOLE                298644              2755
ROCHE HOLDINGS ADR             ADR              771195104     3044    60274  SH       SOLE                 60274
TOTAL SA - SPON ADR            ADR              89151E109    21653   416316  SH       SOLE                413301              3015
UNILEVER ( ul )                ADR              904767704    11310   292095  SH       SOLE                292095
UNILEVER (UN)                  ADR              904784709    37945   990729  SH       SOLE                986631              4098
VODAFONE GROUP-SP ADR          ADR              92857W209      239     9486  SH       SOLE                  9486
CANADIAN NATURAL RESOURCES     COM              136385101    19203   667600  SH       SOLE                542600            125000
ROYAL DUTCH SHELL PLC- A SHARE COM              B03MLX2      12608   365532  SH       SOLE                                  365532

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
HONDA MOTOR CO LTD             COM              6435145     140442   386115  SH       SOLE               3588855            272300
3M CO                          COM              88579Y101    98939   106557  SH       SOLE               1002330             63245
ACMAT CORP CLASS A             COM              004616207      980    46682  SH       SOLE                 46682
AMERICAN EXPRESS COMPANY       COM              025816109    17065   296885  SH       SOLE                294717              2168
AMERICAN NATIONAL INSURANCE CO COM              028591105    29914   438045  SH       SOLE                393055             44990
ARTHUR J GALLAGHER             COM              363576109     2208    63723  SH       SOLE                 63723
AUTOMATIC DATA PROCESSING      COM              053015103     8079   141914  SH       SOLE                141914
BANK OF NEW YORK MELLON CORP   COM              064058100   134003  5214138  SH       SOLE               4790813            423325
BAXTER INTERNATIONAL INC       COM              071813109   173575  2603884  SH       SOLE               2510649             93235
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   159800     1192  SH       SOLE                  1115                77
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    37398   416928  SH       SOLE                415013              1915
BROWN AND BROWN INC.           COM              115236101    33870  1330329  SH       SOLE               1191379            138950
COMCAST CORP SPECIAL CLASS A   COM              20030N200    51499  1433713  SH       SOLE               1431150              2563
CONOCOPHILLIPS                 COM              20825c104   173238  2987374  SH       SOLE               2851954            135420
DEVON ENERGY                   COM              25179M103   194500  3737500  SH       SOLE               3551886            185614
EMERSON ELECTRIC COMPANY       COM              291011104   117956  2227270  SH       SOLE               2113100            114170
EXXON MOBIL CORPORATION        COM              30231G102      219     2534  SH       SOLE                  2534
FEDERATED INVESTORS INC (PA.)  COM              314211103     1558    77006  SH       SOLE                 77006
HEINZ H J CO                   COM              423074103      342     5926  SH       SOLE                  5926
HENRY SCHEIN INC               COM              806407102    19079   237245  SH       SOLE                236740               505
ILLINOIS TOOL WORKS            COM              452308109    21481   353253  SH       SOLE                353253
JEFFERIES GROUP INC. NEW       COM              472319102     7091   381876  SH       SOLE                377356              4520
LEUCADIA NATIONAL CORP         COM              527288104    16563   696222  SH       SOLE                695922               300
LOCKHEED MARTIN CORP COM       COM              539830109    19466   210922  SH       SOLE                210922
NATIONAL WESTERN LIFE INS CO   COM              638522102    16933   107349  SH       SOLE                106971               378
NORFOLK SOUTHERN CORP          COM              655844108    15118   244474  SH       SOLE                243469              1005
PHILLIPS 66                    COM              718546104    43509   819385  SH       SOLE                818553               832
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      610    39840  SH       SOLE                 39840
SYSCO CORP                     COM              871829107    46581  1471283  SH       SOLE               1443983             27300
TORCHMARK CORP                 COM              891027104    52336  1012894  SH       SOLE               1010210              2684
TRUMANSBURG HOME TEL CO        COM              897991105      151    15100  SH       SOLE                 15100
UNIFIRST CORP                  COM              904708104    56001   763794  SH       SOLE                662358            101436
UNION PACIFIC                  COM              907818108   114238   908671  SH       SOLE                816636             92035
US BANCORP                     COM              902973304    17241   539800  SH       SOLE                539800
WAL-MART STORES INC            COM              931142103    85946  1259653  SH       SOLE               1157118            102535
WELLS FARGO & COMPANY          COM              949746101   141634  4143766  SH       SOLE               3860181            283585
CISCO SYSTEMS INC              COM              17275R102   197720 10062404  SH       SOLE               9519269            543135
COCA COLA FEMSA                COM              191241108   116569   782130  SH       SOLE                782130
GOOGLE                         COM              38259P508   117177   165650  SH       SOLE                156855              8795
HALLIBURTON CO                 COM              406216101   160988  4640747  SH       SOLE               4249812            390935
JOHNSON & JOHNSON              COM              478160104   306131  4367061  SH       SOLE               4290876             76185
JOY GLOBAL                     COM              481165108    38292   600375  SH       SOLE                514475             85900
MASTERCARD INC.                COM              57636Q104    53181   108249  SH       SOLE                108189                60
PHILIP MORRIS INTERNATIONAL    COM              718172109   170338  2036556  SH       SOLE               2031429              5127